UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2010

Date of reporting period:	December 31, 2009

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust*

Portfolio of Investments • December 31, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Variable Rate Senior Loan Interests (a) (105.6%)

	Advertising Services (0.8%)
$5,925	Affinion Group, Inc.	2.73%	10/17/12	$5,564,710

	Aerospace & Defense (2.9%)
1,762	Alion Science and Technology Corp.	9.50	02/06/13	1,691,291
1,346	Apptis (DE), Inc.	3.51-5.50	12/20/12	1,278,904
512	Avio Investments Spa (Italy)	2.36	12/13/14	485,395
545	Avio Investments Spa (Italy)	2.98	12/13/15	517,452
2,061	Booz Allen Hamilton Inc.	6.00	07/31/15	2,070,422
3,456	Booz Allen Hamilton, Inc.	7.50	07/31/15	3,488,040
2,832	I.L.C. Industries, Inc.	2.23	02/24/12	2,704,861
854	IAP Worldwide Services, Inc (b)	9.25	12/30/12	745,291
1,912	Primus International, Inc.	2.73-4.75	06/07/12	1,682,989
272	TASC, Inc.	5.50	12/18/14	273,599
545	TASC, Inc.	5.75	12/18/15	548,447
2,271	Vangent, Inc.	2.52	02/14/13	2,109,027
1,940	Wesco Aircraft Hardware Corp.	2.49	09/30/13	1,847,850
1,000	Wesco Aircraft Hardware Corp.	5.99	03/28/14	892,500
				20,336,068
	Airlines (0.3%)
3,118	United Airlines, Inc.	2.31	02/01/14	2,455,544

	Apparel/Footwear (0.9%)
1,000	Gold Toe Investment Corp.	11.75	04/30/14	545,000
1,297	GTM Holding, Inc.	5.00-8.50	10/30/13	1,154,033
2,749	Hanesbrands, Inc.	5.25	12/10/15	2,781,177
2,000	Levi Strauss & Co.	2.48	03/27/14	1,831,250
				6,311,460
	Auto Parts: Original Equipment Manufacturer (2.2%)
1,985	Acument Global Technologies, Inc. (b)	14.00	08/11/13	1,377,428
3,948	Federal-Mogul Corp.	2.17	12/27/14	3,326,023
2,014	Federal-Mogul Corp.	2.17	12/27/15	1,696,951
2,923	Polypore, Inc.	2.49	07/03/14	2,761,979
1,985	Sensata Technologies Finance Co., LLC	2.03	04/27/13	1,771,234
1,009	TRW Automotive, Inc.	5.00	05/30/15	1,012,793
721	TRW Automotive, Inc.	5.00	05/30/16	723,198
3,129	Veyance Technologies, Inc.	2.74	07/31/14	2,564,476
				15,234,082
	Automobiles (1.2%)
9,416	Ford Motor Co.	3.24-3.29	12/16/13	8,749,307

	Automotive Aftermarket (0.4%)
3,125	United Components, Inc.	2.25	06/30/12	2,894,193

	Beverages-Non-Alcoholic (0.9%)
1,216	Culligan International Co.	2.49	11/24/12	957,913
2,723	DS Waters Enterprises, L.P.	2.50-4.50	10/27/12	2,562,650
2,000	DSW Holdings, Inc.	4.25	03/07/12	1,750,000
853	Van Houtte	2.75	07/19/14	812,832
				6,083,395
	Broadcast/Media (3.9%)
867	Alpha D2 Limited	2.36	12/31/13	785,560
167	Alpha D2 Limited	3.73	06/30/14	142,685
3,536	Discovery Communications Holdings, LLC	5.25	05/14/14	3,577,769
4,331	Foxco Acquisition Sub, LLC	7.50	07/14/15	4,092,759
551	High Plains Broadcasting Operating Co., LLC	9.00	09/14/16	483,785
2,374	NEP II, Inc.	2.48-4.50	02/16/14	2,195,502
2,093	Newport Television LLC	9.00	09/14/16	1,836,627
11,921	Univision Communications, Inc.	2.50	09/29/14	10,490,526

$3,828	Weather Channel	7.25%	09/12/15	$3,867,497
				27,472,710
	Broadcasting (2.1%)
605	Barrington Broadcasting Group LLC	4.50-4.52	08/12/13	499,371
4,768	CMP KC LLC (c)	6.25	05/03/11	1,454,374
2,517	CMP KC LLC (Revolver) (c)	6.25	05/03/10	1,022,027
6,994	CMP Susquehanna Corp.	2.25	05/05/13	5,191,561
1,475	Cumulus Media, Inc.	4.23-6.25	06/11/14	1,260,993
642	LBI Media, Inc.	1.73	03/31/12	543,812
2,318	Multicultural Radio Broadcasting, Inc.	2.98-5.00	12/18/12	1,796,063
2,750	Multicultural Radio Broadcasting, Inc.	5.98	06/18/13	1,856,250
1,500	Spanish Broadcasting System, Inc. (Revolver)	2.26	09/06/10	1,215,000
				14,839,451
	Building Products (0.4%)
2,022	Axia, Inc. (d)	5.00	12/21/12	202,200
2,443	Beacon Sales Acquisition, Inc.	2.23-4.25	09/30/13	2,299,464
				2,501,664
	Cable/Satellite TV (4.3%)
3,125	CCO Holdings, LLC	2.76-6.75	09/06/14	2,861,719
1,726	Cequel Communications, LLC	2.26-4.25	11/05/13	1,642,300
3,666	Cequel Communications, LLC	4.76-6.26	05/05/14	3,594,645
12,388	Charter Communications Operating, LLC	2.26-7.25	03/06/14	11,801,868
2,216	DirecTV Holdings, LLC	2.25-5.25	04/13/13	2,223,176
1,420	Knology, Inc.	3.78	06/30/14	1,356,228
2,891	MCC Iowa LLC	1.97	01/31/15	2,693,316
3,287	RCN Corp.	2.56	05/25/14	3,076,676
1,000	UPC Broadband Holding B.V.	3.74	12/31/16	973,875
				30,223,803
	Casino Gaming (5.0%)
2,551	Cannery Casino Resorts, LLC	2.48	05/18/13	2,198,732
2,109	Cannery Casino Resorts, LLC	2.48	05/20/13	1,817,870
2,500	Cannery Casino Resorts, LLC	4.48	05/18/14	1,821,875
3,062	CCM Merger, Inc.	8.50	07/13/12	2,997,308
1,196	Golden Nugget, Inc.	2.26	06/30/14	800,146
2,981	Harrah’s Operating Co., Inc.	3.25-3.28	01/28/15	2,414,282
1,970	Harrah’s Operating Co., Inc.	3.28	01/31/15	1,596,898
1,712	Las Vegas Sands LLC	2.01	05/23/14	1,504,020
2,455	Magnolia Hill, LLC	3.49	10/30/13	2,185,086
6,821	MGM Mirage	6.00	10/03/11	6,377,541
2,898	VML US Finance, LLC	4.76	05/26/12	2,752,458
4,277	VML US Finance, LLC	4.76	05/26/13	4,062,204
2,613	Wembly, Inc.	4.75	08/23/11	1,632,819
2,333	Wembly, Inc. (d)	6.50	07/18/12	157,500
3,000	Wynn Resorts	1.98	05/22/14	2,550,000
				34,868,739
	Chemicals: Major Diversified (3.6%)
1,113	Cristal Inorganic Chemicals US, Inc.	2.50	05/15/14	1,004,297
3,320	Ferro Corp.	6.25-6.29	06/06/12	3,229,156
7,206	Hexion Specialty Chemicals, Inc.	2.56	05/05/13	6,288,064
2,869	Ineos US Finance LLC	7.50	12/16/13	2,607,536
2,898	Ineos US Finance LLC	10.00	12/23/14	2,633,717
5,354	Lyondell Chemical Company	5.79-13.00	02/03/10	5,575,340
5,204	LyondellBasell Cam Exchange	3.73-7.00	12/22/14	3,876,877
				25,214,987
	Chemicals: Specialty (5.9%)
1,792	Arizona Chemical Co.	2.24	02/28/13	1,733,327
1,021	Ashland Chemicals	6.50	11/13/13	1,027,860
2,539	Ashland Chemicals	7.65	05/13/14	2,581,488
2,445	Brenntag Holding GmbH and Co.	1.98	01/17/14	2,359,056

$500	Brenntag Holding GmbH and Co. (Germany)	4.24%	07/17/15	$488,750
1,968	Fibervisions Delaware Corp.	3.75	03/31/13	1,810,577
6,306	Huntsman International, LLC	1.98	04/21/14	5,977,135
1,087	Huntsman International, LLC	2.48	06/30/16	1,035,326
1,163	ISP Chemco, Inc.	2.00	06/04/14	1,090,843
3,431	Kraton Polymers, LLC	2.31	05/12/13	3,271,462
1,176	MacDermid, Inc.	2.23	04/12/14	1,025,439
3,492	Nalco Co.	6.50	05/13/16	3,546,850
789	Nalco Company	1.98	05/13/16	764,741
3,212	Omnova Solutions, Inc.	2.75-2.76	05/22/14	2,930,981
4,617	PQ Corp.	3.49-3.54	07/30/14	4,182,401
3,672	Solutia, Inc.	7.25	02/28/14	3,736,403
3,704	Univar, Inc.	3.23	10/10/14	3,432,153
				40,994,792
	Computer Communications (0.0%)
327	Vertafore, Inc.	7.50	07/31/14	325,176

	Computer Software & Services (3.2%)
4,066	Infor Enterprise Solutions Holdings, Inc.	3.99	07/28/12	3,676,733
2,203	Kronos, Inc.	2.25	06/11/14	2,087,287
2,141	Network Communications, Inc.	2.43-4.25	11/30/12	1,488,016
2,575	Open Solutions, Inc.	2.41	01/23/14	2,142,060
2,320	Open Text Corp.	2.50	10/02/13	2,238,644
965	Stratus Technologies, Inc.	4.01	03/29/11	822,663
2,475	Sungard Data Systems, Inc.	1.98-6.75	02/28/14	2,498,219
4,248	Sungard Data Systems, Inc.	3.87-3.90	02/26/16	4,154,073
3,175	Verint Systems, Inc.	3.49	05/25/14	2,992,502
				22,100,197
	Construction Materials (0.2%)
1,531	Building Materials Holding Corp. (d)	6.50	11/10/11	543,662
732	Contech Construction Products, Inc.	2.24	01/31/13	655,236
				1,198,898
	Consumer Sundries (3.7%)
894	American Safety Razor Co.	2.54-2.79	07/31/13	806,681
1,500	American Safety Razor Co.	6.51	01/30/14	1,072,500
1,389	AMSCAN Holdings, Inc.	2.50	05/25/13	1,259,040
3,124	Bare Escentuals Beauty, Inc.	2.25	02/18/12	2,999,430
4,162	Bausch and Lomb, Inc.	3.50	04/24/15	3,973,821
1,000	Huish Detergents, Inc.	4.51	10/26/14	943,750
1,955	KIK Custom Products, Inc.	2.54	05/31/14	1,622,650
800	KIK Custom Products, Inc.	5.28	11/30/14	464,000
3,315	Levlad, LLC	7.00	03/07/14	801,857
3,218	Marietta Intermediate Holding Corp. (b)	7.25	12/17/10	1,072,728
439	Philosophy, Inc.	2.24	03/16/14	366,502
5,913	Spectrum Brands, Inc.	8.00	06/29/12	5,867,007
2,563	WKI Holding Co.	8.25-8.75	03/31/12	2,255,475
2,683	Yankee Candle Co., Inc. (The)	2.24	02/06/14	2,520,396
				26,025,837
	Consumer/Business Services (1.3%)
2,909	Advantage Sales & Marketing, Inc.	2.29	03/29/13	2,763,879
5,911	Nielsen Finance LLC	2.23	08/09/13	5,544,814
978	SMG Holdings, Inc.	3.24-4.12	07/27/14	889,525
				9,198,218
	Containers & Packaging (3.2%)
2,848	Anchor Glass Container Corp.	6.75	06/20/14	2,857,830
1,952	Berlin Packaging LLC	3.23-3.28	08/17/14	1,629,840
913	Berry Plastics Corp.	2.25	04/03/15	797,106
552	Consolidated Container Co., LLC	2.50	03/28/14	507,836
213	Graham Packaging Co., L.P.	2.50	10/07/11	209,603
3,122	Graham Packaging Co., L.P.	6.75	04/05/14	3,149,760

$2,239	Graphic Packaging International, Inc.	2.23-2.29%	05/16/14	$2,161,236
3,110	Kranson Industries, Inc.	2.48-4.50	07/31/13	2,942,789
3,832	Nexpak Corp.(c)(d)	6.41-8.00	03/31/07	136,692
788	Nexpak Corp. (Revolver) (c)(d)	2.59-11.23	03/31/07	85,929
2,910	Packaging Dynamics Corp.	2.26	06/09/13	2,356,734
2,022	Pertus Sechszehnte GMBH (Germany)	2.61	06/13/15	1,562,348
2,022	Pertus Sechszehnte GMBH (Germany)	2.86	06/13/16	1,562,348
1,750	Reynolds Group Holdings Inc.	6.25	11/05/15	1,763,125
800	Tegrant Corp.	5.76	03/08/15	572,000
				22,295,176
	Data Processing Services (0.5%)
2,222	Transfirst Holdings, Inc.	3.01	06/15/14	1,971,592
1,684	Transfirst Holdings, Inc. (b)	7.01	06/15/15	1,359,443
				3,331,035
	Diversified Manufactured Operation (0.7%)
209	Arnold Magnectic Technologies Corp. (c)	7.50	03/06/11	144,478
933	Arnold Magnectic Technologies Corp.(c)	7.75-8.50	03/06/12	645,279
978	GSI Holdings, LLC	3.26	08/01/14	809,696
1,596	Matthew Warren Industries, Inc.(c)	3.87-5.62	11/01/13	1,414,444
1,946	Wire Rope Corporation of America, Inc.	2.50	02/10/14	1,668,589
				4,682,486
	Drugstore Chains (0.7%)
5,034	Rite Aid Corp.	1.99-6.00	06/04/14	4,595,400

	Education (2.2%)
2,740	Bright Horizons Family Solutions, Inc.	6.25	05/28/15	2,746,972
6,466	Cengage Learning Acquisitions, Inc.	2.75	07/04/14	5,920,333
995	Cengage Learning Holdings II, L.P.	7.50	07/05/14	993,706
189	Educate, Inc.	2.51-4.50	06/14/13	180,393
1,429	Educate, Inc.	5.51	06/14/14	1,235,714
4,300	Education Management LLC	2.06	06/01/13	4,047,881
				15,124,999
	Electric Utilities (0.7%)
404	Mach Gen, LLC	2.28	02/22/13	369,383
5,000	Primary Energy Operations LLC	6.50	10/23/14	4,925,000
				5,294,383
	Electronic Components (0.8%)
701	Butterfly Wendel US, Inc.	2.78	06/22/14	547,587
701	Butterfly Wendel US, Inc.	3.03	06/22/15	547,410
1,874	CommScope, Inc.	2.73-2.75	12/27/14	1,828,999
2,970	Contec, LLC	7.75	08/01/14	2,509,650
				5,433,646
	Electronic Production Equipment (0.2%)
1,272	Edwards (Cayman Island II) Ltd.	2.26	05/31/14	1,003,084
564	Edwards (Cayman Island II) Ltd. (b)	5.99	11/30/14	346,644
				1,349,728
	Entertainment & Leisure (2.2%)
2,406	24 Hour Fitness Worldwide, Inc.	2.76-2.79	06/08/12	2,252,852
4,557	Bombardier Recreational Products, Inc. (Canada)	3.02-3.28	06/28/13	3,278,164
130	Cedar Fair, L.P.	2.23	08/30/12	129,018
520	Cedar Fair, L.P.	4.23	08/30/14	515,076
2,711	Fender Musical Instruments Corp.	1.50-2.54	06/09/14	2,317,218
2,568	HIT Entertainment, Inc.	2.53	03/20/12	2,214,635
2,880	Mets Limited Partnership	2.23	07/25/10	2,577,600
2,000	University City Development Partners, Ltd.	6.50	11/06/14	2,010,500
				15,295,063

	Environmental Services (0.2%)
$1,215	Environmental Systems Products Hldgs, Inc. (c)	13.50%	09/12/12	$1,130,409

	Finance (5.4%)
2,218	C.G. JCF Corp.	3.24	08/01/14	1,985,264
122	Dollar Financial Group, Inc.	7.00	10/30/12	117,861
1,499	First American Payment Systems, L.P.	3.25	10/06/13	1,371,642
13,354	First Data Corp.	3.00-3.00	09/24/14	11,949,314
5,987	First Data Corp.	3.00	10/15/14	5,342,142
3,299	iPayment, Inc.	2.23-2.25	05/10/13	3,043,581
3,762	LPL Holdings, Inc.	2.00	06/28/13	3,548,046
2,331	National Processing Company Group, Inc.	5.25-7.00	09/29/13	2,234,814
1,000	National Processing Company Group, Inc.	10.75	09/29/14	890,000
2,007	Oxford Acquisition III Ltd.	2.28	05/12/14	1,861,953
1,999	Riskmetrics Group Holdings LLC	2.25	01/11/14	1,941,713
4,863	RJO Holdings Corp.	3.24	07/12/14	3,222,030
2,000	RJO Holdings Corp.	6.99	07/12/15	300,000
				37,808,360
	Food & Beverage (1.6%)
3,339	PBM Holdings, Inc.	2.49	09/29/12	3,154,934
6,863	Pinnacle Foods Holdings Corp.	2.99	04/02/14	6,591,981
1,196	Wm. Bolthouse Farms, Inc.	2.56-5.50	12/01/12	1,165,970
				10,912,885
	Food-Major Diversified (0.6%)
4,222	Dole Food Co., Inc.	7.78-8.00	04/12/13	4,271,657

	Food-Retail (0.8%)
1,868	Kettle Foods, Inc.	2.23	12/31/13	1,783,665
3,754	Roundy’s Supermarkets, Inc.	6.25-6.50	11/03/13	3,744,689
				5,528,354
	Food-Specialty/Candy (0.8%)
1,915	Farley’s & Sathers Candy Co., Inc.	3.99-7.25	06/15/10	1,895,871
1,603	Wrigley (Wm) Jr. Company	3.06	12/17/12	1,604,310
2,003	Wrigley (Wm) Jr. Company	3.31	10/06/14	2,008,670
				5,508,851
	Food-Wholesale/Distribution (1.3%)
1,868	Acosta, Inc.	2.49	07/29/13	1,768,554
1,604	Coleman Natural Foods, LLC	6.73-6.93	08/22/12	962,433
1,031	Coleman Natural Foods, LLC (b)	10.75	08/22/13	438,146
4,723	DCI Cheese Company, Inc.	3.50	06/30/10	2,715,850
2,249	FSB Global Holdings, Inc.	2.50-4.50	09/29/13	2,147,529
1,000	FSB Global Holdings, Inc.	6.00	03/29/14	830,000
				8,862,512
	Healthcare (5.1%)
2,060	American Medical Systems, Inc.	2.50	07/20/12	2,003,191
3,965	Biomet, Inc.	3.23-3.25	03/25/15	3,799,832
857	Genoa Healthcare Group, LLC	5.50	08/10/12	773,659
1,743	Healthcare Partners, LLC	2.00	10/31/13	1,666,379
2,656	Healthsouth Corp.	2.51	03/10/13	2,526,820
2,186	Healthsouth Corporation	4.01	03/15/14	2,118,488
1,937	Life Technologies Corp.	5.25	11/21/15	1,952,523
5,146	Manor Care, Inc.	2.73	12/22/14	4,819,960
2,958	Multiplan Merger Corp.	2.75	04/12/13	2,793,836
226	Orthofix Holdings, Inc.	6.75	09/22/13	224,909
3,481	Rehabcare Group, Inc.	6.00	11/16/15	3,453,557
1,595	Surgical Care Affiliates, Inc.	2.25	12/29/14	1,471,807
472	United Surgical Partners, International, Inc.	2.24	04/19/14	438,563
2,500	United Surgical Partners, International, Inc.	2.24-2.29	04/18/14	2,321,464
2,222	Viant Holdings, Inc.	2.51	06/25/14	2,199,435
1,017	Warner Chilcott PLC	5.50	10/30/14	1,020,359

$2,105	Warner Chilcott PLC	5.75%	04/30/15	$2,111,286
				35,696,068
	Home Building (0.3%)
1,053	North Las Vegas (b)	4.25-6.25	05/09/11	247,380
3,500	Rhodes Companies, LLC (b)(d)	9.75	11/21/10	601,490
1,200	Standard Pacific Corp.	2.02-2.19	05/06/13	1,002,000
726	Yellowstone Mountain Club, LLC (c)(d)	4.63	09/30/10	0
256	Yellowstone Mountain Club, LLC	6.00	07/16/14	215,040
				2,065,910
	Home Furnishings (0.7%)
1,820	Brown Jordan International, Inc.	4.24-6.25	04/30/12	1,519,315
471	Hunter Fan Co.	6.99	10/16/14	247,059
433	Mattress Holdings Corp.	2.51-4.50	01/18/14	309,851
294	National Bedding Co.	2.31-4.25	02/28/13	271,056
1,380	National Bedding Co.	5.31	02/28/14	1,147,536
2,023	Quality Home Brands Holdings, LLC (b)(d)	7.54	06/20/13	384,390
1,872	Quality Home Brands Holdings, LLC (b)	8.25	12/20/12	1,034,013
				4,913,220
	Hospital/Nursing Management (4.5%)
1,990	Capella Healthcare, Inc.	5.75	03/02/15	1,945,101
13,103	Community Health Systems, Inc.	2.51	07/25/14	12,464,447
4,765	HCA, Inc.	1.75	11/17/12	4,561,030
6,177	HCA, Inc.	2.50	11/18/13	5,960,862
4,950	Health Management Associates, Inc.	2.00	02/28/14	4,626,715
1,911	Sun Healthcare Group, Inc.	1.50-5.50	04/12/14	1,799,144
402	Sun Healthcare Group, Inc.	2.25	04/19/14	378,790
				31,736,089
	Hotels/Resorts/Cruiselines (0.0%)
1,243	Kuilima Resort Co. (c)(d)	20.25	09/30/11	0
19	Kuilima Resort Co. (c)(d)	28.25-30.25	10/01/08	0
				0
	Industrial Machinery (1.1%)
1,875	Baldor Electric Co.	5.25	01/31/14	1,876,127
2,952	Goodman Global Holdings, Inc.	6.25	02/13/14	2,960,366
959	LN Acquisition Corp.	2.79	07/11/14	848,504
2,929	Mold-Masters Luxembourg Holdings S.A.R.L. (Canada)	3.75	10/11/14	2,377,609
				8,062,606
	Industrial Specialties (0.8%)
4,210	Metokote Corp.	8.75-9.00	11/27/11	3,504,556
2,419	Sensus Metering Systems, Inc.	6.75-7.00	06/03/13	2,427,972
				5,932,528
	Insurance Brokers (0.7%)
4,032	Alliant Holdings I, Inc.	3.25	08/21/14	3,699,532
444	HMSC Corp.	5.78	10/03/14	300,000
921	USI Holdings Corp.	3.01	05/05/14	821,844
				4,821,376
	Insurance/Business Services (1.1%)
1,567	Applied Systems, Inc	2.73	09/26/13	1,449,685
375	Audatex North America, Inc.	2.06	05/16/14	359,101
4,011	Conseco, Inc.	6.50-7.50	10/10/13	3,807,177
2,151	Crawford and Co.	5.25	10/30/13	2,097,121
324	Mitchell International, Inc	2.31	03/28/14	294,317
				8,007,401
	Investment Management/Advisor Services (0.9%)
2,171	Grosvenor Capital Management Holdings, LLP	2.25	12/06/13	1,975,333

$220	Munder Capital Management	2.23%	12/29/12	$205,520
4,339	Nuveen Investments, Inc.	3.28-3.28	11/13/14	3,814,986
				5,995,839
	Medical Specialties (1.8%)
954	Accellent, Inc.	2.51	11/12/12	901,587
2,262	AGA Medical Corp.	2.26-2.29	04/28/13	1,990,575
4,430	DJO Finance LLC	3.23	05/20/14	4,188,993
5,270	Inverness Medical Innovations, Inc.	2.23-2.25	06/26/14	4,996,875
889	VWR Funding, Inc.	2.73	06/29/14	801,322
				12,879,352
	Medical-Nursing Services (0.1%)
566	Golden Gate National Senior Care, LLC	2.98	03/14/11	549,398
468	National Renal Institues, Inc. (b)	5.31	03/31/13	430,270
				979,668
	Miscellaneous Commercial Services (0.4%)
421	Atlantic Marine Holding Co.	4.50-4.56	03/22/14	409,790
726	InfrastruX Group, Inc. (b)	4.25-8.00	11/03/12	657,289
1,979	NCO Group, Inc.	7.50	05/15/13	1,913,497
				2,980,576
	Miscellaneous Manufacture (0.2%)
1,207	Tidi Products, Inc. (c)	3.25-5.25	12/29/11	1,107,258
500	Tidi Products, Inc. (c)	4.75	06/29/12	458,750
				1,566,008
	Movies/Entertainment (2.3%)
2,419	Cinemark USA, Inc.	1.99-2.04	10/05/13	2,309,043
11,668	Metro-Goldwyn-Mayer Studios, Inc.(d)	5.50	04/08/12	7,546,446
956	Metro-Goldwyn-Mayer Studios, Inc. (Revolver) (d)	5.00	04/08/10	583,143
2,488	Panavision, Inc.	3.75-3.78	03/30/11	2,239,482
1,038	Regal Cinemas, Inc.	4.00	10/28/13	1,036,155
2,290	Ticketmaster	3.51	07/25/14	2,278,347
				15,992,616
	Other Metals/Minerals (0.2%)
1,006	Novelis, Inc.	2.24-2.26	07/06/14	921,835
457	Novelis, Inc. (Canada)	2.24	07/06/14	419,000
				1,340,835
	Pharmaceuticals (1.2%)
3,250	Catalent Pharma Solutions	2.48	04/10/14	2,774,688
5,938	Mylan Laboratories, Inc.	3.50-3.56	10/02/14	5,816,786
				8,591,474
	Printing/Publishing (2.9%)
2,486	Dex Media West, LLC	7.00	10/24/14	2,304,000
2,974	Endurance Business Media, Inc. (c)(d)	4.75	07/26/13	1,635,549
1,714	Endurance Business Media, Inc. (c)(d)	11.25	01/26/14	0
2,400	GateHouse Media Operating, Inc.	2.24	08/28/14	885,000
1,547	Idearc, Inc. (d)	6.25	11/17/14	809,930
1,088	Knowledgepoint 360 Group, LLC	3.53	04/13/14	816,244
1,924	Local Insight Regatta Holdings, Inc.	7.75	04/23/15	1,519,571
2,574	MC Communications, LLC (b)(c)	6.75	12/31/12	1,475,128
1,451	MediMedia USA, Inc.	2.49-2.51	10/05/13	1,230,841
1,955	Nelson Education Ltd.	2.75	07/05/14	1,739,950
1,000	Nelson Education Ltd.	6.25	07/05/15	765,000
5,328	Tribune Co. (d)	5.25	05/19/14	3,099,409
18,286	Tribune Co. (c)(d)	8.25	12/20/15	502,857
4,381	Yell Group Plc (United Kingdom)	3.98	07/31/14	3,272,926
				20,056,405

	Property/Casualty Insurance (0.2%)
$1,733	AmWINS Group, Inc.	2.76%	06/08/13	$1,512,220

	Publishing-Books/Magazines (1.0%)
1,819	Cygnus Business Media, Inc.	8.75-9.75	06/30/13	1,800,832
1,769	F&W Publications, Inc.(d)	4.50-6.50	02/05/13	333,625
4,426	F&W Publications, Inc. (d)	6.50	08/05/12	2,058,048
938	Proquest-CSA LLC	2.74-2.75	02/09/14	885,937
1,110	R.H. Donnelley, Inc.	3.75-6.75	06/30/11	1,020,143
798	Source Media, Inc.	5.26	11/08/11	690,132
				6,788,717
	Pulp & Paper (0.7%)
2,191	Georgia-Pacific Corp.	2.23-2.25	12/20/12	2,122,503
1,358	Georgia-Pacific Corp.	3.48-3.51	12/20/14	1,355,243
3,862	White Birch Paper Co. (Canada)(b)(d)	7.00	05/08/14	1,429,117
				4,906,863
	Real Estate Management & Development (1.1%)
4,446	Ginn-LA CS Borrower, LLC(d)	6.20-7.75	06/08/11	311,220
2,000	Ginn-LA CS Borrower, LLC (c)(d)	10.20	06/08/12	3,334
1,798	London Arena and Waterfront Finance, LLC (United Kingdom)	2.74	03/08/12	1,647,776
3,979	Realogy Corp.	3.29	10/10/13	3,548,471
1,272	South Edge LLC (d)	5.25	10/31/08	445,202
2,973	Tamarack Resorts LLC (d)	7.50-8.05	05/19/11	59,460
1,138	WCI Communities, Inc. (b)	10.00-11.00	09/03/14	1,136,734
773	WCI Communities, Inc.	10.00	09/02/16	710,869
				7,863,066
	Recreational Products (0.3%)
1,915	MEGA Brands, Inc.	5.25-9.75	07/26/12	1,005,375
614	Playcore Wisconsin, Inc.	2.81-4.75	02/21/14	558,438
543	True Temper Sports, Inc.	13.00	10/14/13	543,136
				2,106,949
	Restaurants (0.7%)
1,664	Arby’s Restaurant Group, Inc.	7.25	07/31/12	1,673,860
1,094	Center Cut Hospitality, Inc.	4.75-9.25	07/06/14	957,045
2,285	NPC International, Inc.	1.99-2.04	05/03/13	2,150,486
				4,781,391
	Retail - Specialty (0.9%)
2,283	General Nutrition Centers, Inc.	2.49-2.54	09/16/13	2,135,965
2,963	Guitar Center, Inc.	3.74-5.75	10/09/14	2,519,606
1,406	Sally Holdings, LLC	2.48	11/16/13	1,344,822
				6,000,393
	Retail-Discount (0.6%)
3,980	Dollar General Corp.	2.98-3.03	07/06/14	3,854,630
464	Savers, Inc.	2.99	08/11/12	440,810
				4,295,440
	Semiconductors & Semiconductor Equipment (0.3%)
456	AX Acquisition Corp.	3.56	08/05/14	419,210
2,110	ON Semiconductor Corp.	2.00	09/03/13	2,004,146
				2,423,356
	Services to the Health Industry (1.1%)
1,303	Concentra, Inc.	2.51	06/25/14	1,220,246
1,818	Emdeon Business Services, LLC	2.26	11/16/13	1,740,875
2,748	Harlan Sprague Dawley, Inc.	2.79-4.79	07/11/14	2,548,708
2,210	Sterigenics International, Inc.	2.51-4.50	11/21/13	2,083,372
				7,593,201

	Telecommunication Services (2.2%)
$1,835	Global Tel*Link Corp.	9.00%	02/14/13	$1,825,211
1,150	Hawaiian Telcom Communications, Inc (b)	4.75	06/01/14	841,095
3,500	Level 3 Financing, Inc.	2.53	03/13/14	3,193,750
2,141	Level 3 Financing, Inc.	11.50	03/14/14	2,286,562
1,270	NTELOS, Inc.	5.75	08/11/15	1,280,654
1,128	NuVox, Inc.	3.50-5.50	05/31/14	1,121,043
2,223	Sorenson Communications, Inc.	2.74	08/16/13	2,112,088
2,993	Telesat Canada	3.24	10/31/14	2,867,866
				15,528,269
	Textiles, Apparel & Luxury Goods (0.6%)
1,070	Polymer Group, Inc.	7.00	11/21/14	1,075,804
1,654	St. Johns Knits International, Inc.	9.25	03/23/12	1,447,166
1,641	Varsity Brands, Inc.	3.00-4.75	02/22/14	1,395,173
				3,918,143
	Transportation (0.1%)
470	JHCI Acquisition, Inc.	2.74	06/19/14	405,683

	Utilities (5.9%)
540	Boston Generating, LLC	2.50-2.53	12/20/13	420,427
3,844	BRSP, LLC	7.50	06/24/14	3,767,141
15,558	Calpine Corporation	3.14	03/29/14	14,748,607
3,172	FirstLight Power Resources, Inc.	2.75-2.81	11/01/13	2,940,101
2,400	FirstLight Power Resources, Inc.	4.81	05/01/14	2,040,000
8,354	NRG Energy, Inc.	1.98	02/01/13	7,968,695
7,409	Texas Competitive Electric Holdings Co., LLC	3.73-3.75	10/10/14	6,052,502
1,980	Texas Competitive Electric Holdings Co., LLC	3.73-3.75	10/14/14	1,602,605
83	TPF Generation Holdings, LLC	2.10	12/15/11	78,491
945	TPF Generation Holdings, LLC	2.23-2.25	12/15/13	898,353
1,333	TPF Generation Holdings, LLC	4.48-4.50	12/15/14	1,145,000
				41,661,922
	Waste Management (0.0%)
176	EnergySolutions, LLC	3.99	05/28/13	171,258

	Wireless Telecommunication Services (0.5%)
3,990	Asurion Corp.	3.23-3.27	07/03/14	3,829,570
	Total Variable Rate Senior Loan Interests (Cost $861,251,179)			739,422,587

	Senior Notes (2.3%)

	Broadcasting (0.1%)
750	XM Satellite Radio (c)	11.25	06/15/13	810,000

	Building Products (0.2%)
1,500	Compression Polymers Corp. (e)	7.87	07/01/12	1,395,000

	Casino Gaming (0.7%)
3,462	Harrah’s Operating Escrow LLC (f)	11.25	06/01/17	3,639,427
1,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.63	12/01/14	971,250
				4,610,677
	Chemicals: Major Diversified (0.1%)
810	Wellman, Inc. (c)(e)	5.00	01/29/19	810,000

	Environmental Services (0.0%)
447	Environmental Systems Products Hldgs, Inc. (c)	18.00	03/31/15	0

	Medical-Outpatient/Home Medical (0.5%)
3,000	Apria Healthcare Group, Inc. (f)	11.25	11/01/14	3,307,500

	Precious Metals (0.4%)
3,000	Freeport McMoran Copper & Gold, Inc.	3.88	04/01/15	2,986,890

	Pulp & Paper (0.2%)
$1,333	Verso Paper Holdings LLC	4.03%	08/01/14	$1,059,735

	Telecommunication Services (0.1%)
1,000	Qwest Corp. (e)	3.54	06/15/13	967,500
	Total Senior Notes (Cost $17,968,303)			15,947,302

NUMBER OF SHARES
	Non-Convertible Preferred Stock (c)(g)(h) (0.0%)

	Environmental Services
3,414	Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $85,350)	0

	Common Stocks (g) (0.5%)

	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (c)(h)	0

	Chemicals: Major Diversified (0.0%)
810	Wellman Holdings, Inc. (Acquired between 02/12/09 and 06/16/09, Cost $2,027,076) (c)	266,571

	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (c)(h)	1,298,974

	Containers & Packaging (0.0%)
70	Nexpak Holdings LLC (Acquired 01/01/05, Cost $6,411,681) (c)(h)	0

	Environmental Services (0.1%)
7,453	Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0) (c)(h)	0
334,648	Newhall Holding Co., LLC (Acquired 08/24/09, Cost $3,266,037)	602,366
		602,366
	Oil Refining & Marketing (0.0%)
28,650	Vitruvian Exploration LLC (Acquired 10/19/09, Cost $1,200,000) (c)	245,316

	Printing/Publishing (0.1%)
2,650	Cygnus Business Media, Inc. (Acquired 09/29/09 Cost $563,883) (c)	491,122
517,761	MC Communications, LLC (Acquired 07/02/09, Cost $0) (c)	0
		491,122
	Real Estate Operation/Development (0.1%)
4,575	WCI Communities, Inc. (Acquired 09/23/09, Cost $514,496)	388,935
	Total Common Stocks (Cost $14,125,494)	3,293,284

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (c)(f)(g) (0.0%)

	Construction Materials
10,161	Building Materials Holding Corp. (Acquired 10/03/08) (Cost $0)	09/30/15	0

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.6%)
Repurchase Agreement
$25,339	State Street Bank (0.01%, dated 12/31/09, due 01/04/10; proceeds $25,339,421) fully collateralized by Government Obligations at the date of this Portfolio of Investments as follows: U.S. Treasury Bill 0.02% due 02/25/10; valued at $25,848,423 (Cost $25,339,393)	25,339,393

Total Investments (Cost $918,769,719) (i)(j)	112.0%	784,002,566
Borrowings	(10.5)	(73,616,508)
Liabilities in Excess of Other Assets	(1.5)	(10,554,030)
Net Assets	100.0%	$699,832,028

(a)	Rate shown is the rate in effect at December 31, 2009.
(b)	Payment-in-kind security.
(c)

Securities with a total market value equal to $14,328,491 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Non-income producing security; loan or note in default.
(e)	Floating rate note. Rate shown is the rate in effect at December 31, 2009.
(f)	Resale is restricted to qualified institutional investors.
(g)	Non-income producing security.
(h)	Resale is restricted. No transaction activity during the year.
022(i)	Securities have been designated as collateral in connection with unfunded loan commitments.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Credit Default Swaps Contracts Open at December 31, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Goldman Sachs Credit Partners, L.P.
Calpine Corp.	Sell	$3,000	5.00%	March 20, 2011	$119,627	$(97,500)	$22,127	B
Goldman Sachs Credit Partners, L.P.
Texas Competitive Electric Holdings Co. LLC	Sell	5,000	2.85-5.00	June 20, 2010	55,240	(65,000)	(9,760)	B+
Total Credit Default Swaps		$8,000			$174,867	$(162,500)	$12,367

+ Credit Rating as issued by Standard & Poors

Morgan Stanley Prime Income Trust*

Notes to the Portfolio Investments (unaudited)

12/31/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Automotive Aftermarket	$0	—	—	$0
Chemicals: Major Diversified	266,571	—	—	266,571
Consumer Sundries	1,298,974	—	—	1,298,974
Containers/Packaging	0	—	—	0
Environmental Services	602,366	—	$602,366	0
Oil Refining & Marketing	245,316	—	—	245,316
Printing/Publishing	491,122	—	—	491,122
Real Estate Operation/Development	388,935	—	388,935	0
Total Common Stocks	3,293,284	—	991,301	2,301,983
Warrants	0	—	—	0
Preferred Stock	0	—	—	0
Repurchase Agreement	25,339,393	—	25,339,393	—
Senior Loan Interests	739,422,587	—	728,206,079	11,216,508
Senior Notes	15,947,302	—	15,137,302	810,000
Swaps	174,867	—	174,867	—
Total	$784,177,433	—	$769,848,942	$14,328,491

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$15,084,469
Net purchases (sales)	323,385
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(1,079,634)
Realized gains (losses)	271
Ending Balance	$14,328,491

Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2009	$(1,079,634)

Valuation of Investments — (1) Certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology.  The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan’s credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (6) credit default swaps are marked-to-market daily bsed upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value  as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to- market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized trust fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010